Operations and Summary of Significant Accounting Policies - Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising Expense	$ 66.3	$ 53.4	$ 51.5
Interest Income (Expense), Net [Abstract]
Interest expense, net	59.0	64.0	65.0
Interest Income, Operating	(28.8)	(30.7)	(22.9)
Interest Income (Expense), Net	(30.2)	(33.3)	(42.1)
Selling, General and Administrative Expenses [Member]
Shipping, Handling and Transportation Costs	$ 29.9	$ 26.8	$ 26.3